UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21259

GMAM Absolute Return Strategies Fund, LLC

(formerly, Promark Absolute Return Strategies Fund, LLC)

(Exact name of registrant as specified in charter)

767 Fifth Avenue, 15th Floor

New York, NY 10153

(Address of principal executive offices) (Zip code)

David Hartman, Esq.

General Motors Investment Management Corporation

(formerly, Promark Investment Advisors, Inc.)

767 Fifth Avenue, 15th Floor

New York, NY 10153

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 418-6307

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

	Initial Acquisition Date	Cost	Number of Shares	Percentage of Members’ Capital	Fair Value	Expiration Date of Lock-Up Period*** (1)	Liquidity***
Investments in Investment Funds # ^ - 95.98%

Credit - 26.55%
Avenue Europe International, Ltd., Class L5 Series 0210L	Aug-05	$4,898,339	498	0.06%	$3,782,446	(2)	(2)
Avenue Europe Opportunities Master Fund, L.P.	May-10	27,611,980	*	0.45%	27,993,335	N/A	Semi-Annual
Avenue Europe Opportunities Master Fund, L.P., Class S **	May-10	5,094,744	*	0.06%	3,812,038	(2)	(2)
Bayview Opportunity Offshore IIa, L.P.	Jan-10	145,969,478	*	2.53%	155,452,171	Dec-14	Quarterly
Bayview Opportunity Offshore, L.P.	Mar-08	29,991,285	*	0.68%	41,686,421	N/A	Quarterly
Canyon Special Opportunities Fund (Cayman), Ltd.	Sep-07	36,590	37	0.00%	36,525	(2)	(2)
Canyon Special Opportunities Fund II (Cayman), Ltd., Class A Initial Series	Oct-08	22,071	22	0.00%	39,390	(2)	(2)
Cerberus International II, Ltd., Class A Series 57-1	Jul-10	42,487,691	40,465	0.69%	42,359,898	N/A	Semi-Annual
Cerberus International Ltd. - Class A	Dec-01	46,482,878	120	1.34%	82,611,603	(2)	(2)
Cerberus International SPV, Ltd. - Class I	Jun-10	22,175,788	30,655	0.62%	37,936,457	(2)	(2)
Gracie International Credit Opportunities Fund, Ltd., Class D Series 1	Jan-06	117,727,538	89,331	3.10%	190,361,372	N/A	Monthly
Gracie International Credit Opportunities Fund, Ltd., Class D Series 2	Dec-10	20,000,000	9,470	0.33%	20,179,017	N/A	Monthly
Greywolf Capital Overseas Fund, Class A - Series OVR_OV038	Dec-04	22,234,608	17,755	0.70%	43,016,533	N/A	Quarterly
Greywolf Capital Overseas Fund, Class S **	Dec-05	7,539,600	7,460	0.10%	5,997,174	(2)	(2)
King Street Capital, L.P.	Jun-02	111,432,185	*	3.25%	199,636,325	N/A	Quarterly
King Street Capital, L.P., Special Investment **	Jan-06	10,415,128	*	0.24%	14,573,620	(2)	(2)
MKP Credit Offshore, Ltd., Non Voting III - Series A	Sep-09	210,000,000	198,764	3.67%	225,740,977	N/A	Quarterly
Regiment Capital Ltd., Class M, Series 1	Feb-06	126,449,361	1,141,152	2.77%	170,069,196	N/A	Annually
Silver Point Capital Offshore Fund, Ltd., Class D **	Dec-07	6,976,591	949	0.18%	11,294,266	(2)	(2)
Silver Point Capital Offshore Fund, Ltd., Class H Series 242	Nov-07	107,862,635	10,787	2.34%	143,719,740	N/A	Annually
Stone Lion Fund Ltd., Class K Series 1	Jan-11	139,000,000	139,000	2.27%	139,644,960	Dec-12	Quarterly
Stone Lion Fund Ltd., Class K Series 2	Apr-11	5,000,000	5,000	0.07%	4,685,000	Dec-12	Quarterly
STYX International Fund, Ltd. - Class A, Series 1	Apr-02	52,645,700	18,505	1.10%	67,419,832	(2)	(2)

					1,632,048,296

Event Driven - 10.04%
Canyon Value Realization Fund (Cayman), Ltd., Class A DI-R Series Initial 170	Nov-08	1,955,310	1,955	0.05%	2,777,631	(2)	(2)
Castlerigg Offshore III Ltd. Non Voting	Jan-09	1,247,579	167	0.02%	1,097,918	(2)	(2)
Empyrean Capital Overseas Fund, Ltd., Class A Series 1	Aug-04	11,087,684	10,845	0.29%	17,817,503	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class A Series 5	Sep-10	11,000,000	11,000	0.17%	10,275,650	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class A Series 6 10	Nov-10	8,000,000	8,000	0.12%	7,286,560	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 3	Jul-07	27,059,719	31,737	0.62%	37,904,091	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 4	Jul-07	7,949,900	9,324	0.18%	11,135,878	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 5	Jul-07	22,947,630	26,914	0.52%	32,144,053	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class J Series Benchmark	Nov-10	62,000,000	57,789	0.92%	56,689,315	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Special Investment **	Nov-06	9,758,129	9,905	0.08%	5,005,222	(2)	(2)
OZ Asia Overseas Fund, Ltd., Class B Prime Series 39	May-06	71,306,133	69,815	1.34%	82,623,347	N/A	Quarterly
OZ Asia Overseas Fund, Ltd., Class C Prime **	May-06	14,019,400	13,604	0.20%	12,207,279	(2)	(2)
Senator Global Opportunity Offshore Fund Ltd Class H1 Series 137	Oct-10	127,541,736	137,092	2.24%	137,946,361	N/A	Quarterly
Senator Sidecar Offshore Fund LP	Oct-10	21,558,825	*	0.35%	21,532,979	(2)	(2)
Senrigan Fund Limited, Series B Unrestricted	Oct-11	50,000,000	50,000	0.82%	50,496,819	N/A	Quarterly
Taconic Opportunity Offshore Fund Ltd., Class A-NR Series 23	Jul-07	125,000,000	112,569	2.12%	130,099,494	N/A	Monthly

					617,040,100

Long/Short Equity - 28.38%
Aleutian Fund, Ltd., Class A Unrestricted Series 2	Jan-11	225,000,000	225,000	3.38%	207,519,525	N/A	Monthly
Artis Partners 2X Ltd., Class A Series 1	Aug-04	22,979,956	110,877	0.40%	24,512,178	N/A	Monthly
Artis Partners 2X Ltd., Class A Series 2	Oct-10	8,932,698	84,524	0.08%	4,829,846	N/A	Monthly
Artis Partners 2X Ltd., Class K Series 1-1	Nov-11	6,484,018	64,840	0.07%	4,253,272	(2)	(2)
Artis Partners Ltd., Class A Series 1	Jan-04	10,226,553	82,727	0.25%	15,689,187	N/A	Monthly
Artis Partners Ltd., Class K Series 1-1	Nov-11	3,438,219	34,382	0.04%	2,269,007	(2)	(2)
Artis Partners Ltd., Class K Series 2-1	Nov-11	551,797	5,518	0.01%	363,242	(2)	(2)
Black Bear Offshore Liquidating Fund SPC September 30, 2009	Oct-09	650,002	650	0.03%	1,643,391	(2)	(2)
FrontPoint Offshore Healthcare Flagship Enhanced Fund, L.P.	Apr-09	115,474	*	0.00%	144,389	(2)	(2)
FrontPoint Offshore Healthcare Flagship Fund, L.P.	May-05	166,092	*	0.00%	174,266	(2)	(2)
HealthCor Offshore, Ltd., Class A Series 1	Jul-07	130,814,309	89,477	2.60%	159,855,423	N/A	Monthly
HealthCor Offshore, Ltd., Class A Series 10 (10)	Oct-10	25,000,000	25,000	0.39%	23,923,567	Dec-12	Monthly

HealthCor Offshore, Ltd., Class A Series 3 (10)	Mar-10	20,000,000	20,000	0.32%	19,425,207	May-12	Monthly
Lansdowne UK Equity Fund Limited, USD Shares	Feb-07	86,000,000	311,888	1.73%	106,342,596	N/A	Monthly
Meditor European Hedge Fund (B) Limited - Unrestricted	Dec-09	145,000,000	262,929	2.30%	141,245,533	N/A	Monthly
Pennant Windward Fund, Ltd., Class A Series 1	Jul-09	130,000,000	65,098	2.42%	148,516,405	N/A	Quarterly
Pennant Windward Fund, Ltd., Class A Series 2	Jan-11	10,000,000	10,000	0.17%	10,276,220	Mar-12	Quarterly
Samlyn Offshore, Ltd., Class A1 Series 51	Oct-07	193,214,591	139,636	3.69%	226,911,273	N/A	Semi-Annual
Scout Capital Fund, Ltd., Class A-Series 1	Dec-01	74,782,813	489,972	2.42%	148,481,398	N/A	Quarterly
TPG-Axon Partners (Offshore), Ltd., Class J Series 52	Dec-07	163,774,472	140,952	2.18%	134,197,250	N/A	Quarterly
TPG-Axon Partners (Offshore), Ltd., Class S **	Dec-08	6,663,347	6,429	0.16%	10,089,901	(2)	(2)

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED) (continued)

	Initial Acquisition Date	Cost	Number of Shares	Percentage of Members’ Capital	Fair Value	Expiration Date of Lock-Up Period***(1)	Liquidity***
Investments in Investment Funds # ^ - 95.98% (continued)

Viking Global Equities III Ltd., Class H Series 1E	Feb-09	$191,807,471	124,672	3.79%	$233,169,777	N/A	Monthly
Zaxis Offshore Limited, Class C Series 1 - Non Restricted	Nov-01	83,677,856	49,069	1.71%	105,336,527	N/A	Monthly
Zaxis Offshore Limited, Class C Series 91 - Non Restricted	Oct-11	15,000,000	15,000	0.24%	14,817,000	N/A	Monthly

					1,743,986,380

Multi-Strategy - 8.68%
Hutchin Hill Capital Offshore Fund, Ltd., Class C - Series 0411 - Non Restricted	Apr-11	100,000,000	100,000	1.55%	94,923,461	Sep-13	Quarterly
Hutchin Hill Capital Offshore Fund, Ltd., Class C - Series INIT - Non Restricted	Mar-11	100,000,000	100,000	1.53%	94,276,856	Sep-13	Quarterly
O’Connor Global Multi-Strategy Alpha Limited, Class M Series 1	Oct-01	88,441,004	86,889	2.74%	168,531,793	N/A	Quarterly
Shepherd Investments International, Ltd., Class AA Series BF	Jan-02	74,053,067	107,741	1.77%	108,547,378	N/A	Quarterly
Shepherd Investments International, Ltd., Class MQ Series M4F	Mar-10	50,000,000	49,518	0.88%	54,112,538	N/A	Quarterly
Shepherd Investments International, Ltd., Class S **	Feb-06	23,048,535	1,756,156	0.21%	12,959,341	(2)	(2)

					533,351,367

Relative Value - 9.31%
AQR Global Stock Selection HV Master Account, Ltd., Class C Series INITIAL	Nov-10	25,000,000	250	0.47%	28,864,147	N/A	Quarterly
AQR Global Stock Selection HV Master Account, Ltd., Class C Series INITIAL 1	Nov-06	53,393,613	378	0.71%	43,696,655	N/A	Quarterly
AQR Global Stock Selection HV Master Account, Ltd., Class C Series INITIAL 11	May-11	6,606,387	64	0.12%	7,368,149	N/A	Quarterly
Aristeia International Limited, Class A Voting USD, Series AV Benchmark	Mar-03	84,205,046	139,465	2.33%	143,017,163	N/A	Quarterly
RIEF Strategic Partners LLC (Series SB)	Jan-11	52,855,625	*	1.16%	71,290,458	N/A	Quarterly
Two Sigma Eclipse Cayman Fund, Ltd., Class A1 Series Benchmark	Feb-10	8,762,700	3,742	0.18%	11,211,938	N/A	Quarterly
Two Sigma Spectrum Cayman Fund, Ltd., Class A1	Nov-09	218,000,000	137,649	4.34%	266,841,311	N/A	Quarterly

					572,289,821

Trading - 13.02%
Brevan Howard Fund Limited - Class B US	Aug-09	194,262,682	1,025,637	3.64%	223,990,671	N/A	Monthly
Bridgewater Pure Alpha Fund I, Class B Lead Series	Jun-06	158,190,786	72,003	3.60%	221,435,804	N/A	Monthly
Comac Global Macro Fund Limited - Dollar Share Non-Voting	Dec-09	200,000,000	1,946,308	3.38%	207,432,547	N/A	Monthly
Edgestream Nias Fund, Ltd., Class A Series 1 (January 2011)	Feb-09	80,000,000	84,265	1.31%	80,449,679	N/A	Quarterly
Two Sigma Compass Cayman Fund, Ltd., Class A1 Series 2	Jan-10	50,000,000	50,572	1.09%	66,762,092	N/A	Monthly

					800,070,793

Total Investments in Investment Funds # ^ - 95.98%		4,955,585,348			5,898,786,757
Investment in Time Deposit - 3.47%

JPMorgan Chase Nassau Time Deposit		213,223,988			213,223,988

Total Investments - 99.45%		$5,168,809,336			6,112,010,745

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.55%					33,809,015

MEMBERS’ CAPITAL - 100.00%					$6,145,819,760

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED) (continued)

Investment Strategy as a percentage of Members’ Capital

Strategy Allocation	Percent of Members’ Capital
Credit	26.55%
Event Driven	10.04%
Long/Short Equity	28.38%
Multi-Strategy	8.68%
Relative Value	9.31%
Trading	13.02%

Total Investments in Investment Funds	95.98%

#	Non-income producing securities.
^	Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of December 31, 2011 was $4,955,585,348 and $5,898,786,757, respectively.
*	Security is a partnership that does not issue shares.
**	Side pocket investments may include multiple investments aggregated under the same Investment Fund.
***	Investing in GMAM Absolute Return Strategy Fund I (“Fund I”) involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from redemptions or subject to fees for redemptions as part of contractual obligations agreed to by General Motors Investment Management Corporation (the “Advisor”) on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I’s total or partial interest and may delay or deny satisfying a redemption request depending on the Investment Fund’s governing agreements. Additionally, liquidity in Investment Funds may be limited due to a “gate” that may be imposed by the Investment Fund. Gates are imposed to prevent disorderly withdrawals from the Investment Funds, and may limit the amount of capital allowed to be redeemed on any respective liquidity date. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds’ net assets or in the case of an investor level gate, when a redemption request exceeds a specified percentage of the investor’s investment. Some of the Investment Funds may acquire assets or securities which lack readily assessable market values, are less liquid or should be held until the resolution of a special event or circumstance. Some of these investments are held in so-called “side pockets”, sub-funds within the Investment Funds, or special purpose vehicles, which are liquidated separately, potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in side pocket arrangements, or which holds substantially all of its assets in illiquid securities, Fund I may not be able to fully liquidate its investment promptly.
(1)	Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after December 31, 2011 that redemption from a tranche is possible. Other tranches may have an initial available redemption date that is subsequent to the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.
(2)	These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund. Total fair value of these investments as of December 31, 2011 was $302,021,189, which includes $78,716,472 of side pocket investments.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

Investment Valuation – Investments in Investment Funds - GMAM Absolute Return Strategy Fund I, a series of GMAM Absolute Return Strategies Fund, LLC (“Fund I”) values its investments in Investment Funds at fair value based on the net asset values (“NAV”) per share or its equivalent of the respective Investment Funds, which is provided by the selected investment managers (the “Portfolio Managers”) or the investment funds that they manage (“Investment Funds”). Under procedures established by the Board of Managers, General Motors Investment Management Corporation (the “Advisor”) generally conducts annual reviews of the valuation methodology used by Portfolio Managers or Investment Funds to ascertain that they utilize readily available market values and otherwise follow fair value procedures that the Advisor reasonably believes are consistent with those set forth in the Advisor’s own valuation policies and procedures.

Where estimates are used in determining the NAV, there may be a material difference from the values that would exist in a ready market due to the inherent subjectivity of these estimates. The valuations provided by the Portfolio Managers or the Investment Funds have been determined pursuant to the valuation policies of the respective Portfolio Manager or Investment Funds’ management and cannot be corroborated by either the Advisor or the Board of Managers with available market prices. In accordance with these procedures, fair value as of each month-end ordinarily is the NAV determined as of such month-end for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of Fund I’s valuation. As a general matter, the fair value of Fund I’s interest in an Investment Fund represents the amount that Fund I could reasonably expect to receive from an Investment Fund if Fund I’s interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that Fund I believes to be reliable.

If the Advisor determines that the most recent value reported by the Portfolio Manager or Investment Fund does not represent fair value or if the Portfolio Manager or the Investment Fund fails to report a value to Fund I, a fair value determination is made under procedures established by and under the general supervision of the Board of Managers. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reliably be determined until the individual investments are actually liquidated. As of December 31, 2011, there were no investments that were fair valued by the Board of Managers. If certain investments are considered probable of being sold at the measurement date, Fund I will value its interests in the particular Investment Funds at the expected sales price, which may differ from its NAV.

In accordance with Accounting Standards Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, Fund I discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that Fund I would receive to sell an investment or pay to transfer a liability in an orderly

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED) (continued)

transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. The guidance establishes a three-tier hierarchy to distinguish between inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of Fund I’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs

•	Level 3 - significant unobservable inputs (including Fund I’s assumptions in determining the fair value of Investment Funds)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Classification of an investment that is measured at NAV per share (or its equivalent) within the fair value hierarchy requires judgment and consideration. Based upon the guidance outlined in Accounting Standards Update (“ASU”) No. 2009-12, Fair Value Measurements and Disclosures - Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), the following factors were considered in determining the classification of Fund I’s investments:

1.	Investments which allow for a full redemption on at least a quarterly basis and which, where applicable, may be subject to redemption fees of no greater than 0.10% of Fund I’s NAV, and/or represent less than 50% of any underlying fund-level gate threshold, are generally classified as Level 2 in the fair value hierarchy. All other investments are classified as Level 3 in the fair value hierarchy.

2.	Other factors impacting liquidity considerations may include, but are not limited to, an evaluation of current market conditions, knowledge of the Investment Fund manager’s operations and processes, and an analysis of Investment Fund activity with respect to investor initiated subscriptions and redemptions (as represented and communicated by the Portfolio Manager).

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED) (continued)

The following table summarizes the fair value hierarchy of Fund I’s investments carried at fair value as of December 31, 2011:

Description	Level 1	Level 2	Level 3	Total Fair Value as of December 31, 2011
Investments in Investment Funds
Credit	$—	$—	$1,632,048,296	$1,632,048,296
Event Driven	—	248,102,554	368,937,546	617,040,100
Long/Short Equity	—	709,770,670	1,034,215,710	1,743,986,380
Multi-Strategy	—	—	533,351,367	533,351,367
Relative Value	—	162,431,347	409,858,474	572,289,821
Trading	—	576,080,122	223,990,671	800,070,793

Total Investments in Investment Funds	—	1,696,384,693	4,202,402,064	5,898,786,757

Investment in Time Deposit	—	213,223,988	—	213,223,988

Total Investments	$—	$1,909,608,681	$4,202,402,064	$6,112,010,745

The following table is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of March 31, 2011	Net transfers in and/or (out) of Level 3 *	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Purchases	Redemptions	Balance as of December 31, 2011
Credit	$1,804,593,824	$—	$54,209,996	$(71,378,682)	$83,194,477	$(238,571,319)	$1,632,048,296
Event-Driven	352,480,776	—	1,627,537	(34,856,465)	58,299,203	(8,613,505)	368,937,546
Long/Short Equity	1,067,063,978	89,495,511	12,763,093	(80,028,789)	10,474,035	(65,552,118)	1,034,215,710
Multi-Strategy	463,572,434	—	—	(30,221,067)	100,000,000	—	533,351,367
Relative Value	390,698,401	—	—	19,160,073	—	—	409,858,474
Trading	210,893,085	—	877,981	18,834,904	—	(6,615,299)	223,990,671

Total	$4,289,302,498	$89,495,511	$69,478,607	$(178,490,026)	$251,967,715	$(319,352,241)	$4,202,402,064

Net change in unrealized appreciation (depreciation) on Level 3 assets held as of December 31, 2011 is $(92,212,615).

*	The amount indicated in the Long/Short Equity strategy consists of a gross transfer into Level 3 of $241,365,295 during the current quarter and a gross transfer out of Level 3 of $151,869,784 during the first fiscal quarter.

Fund I recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. The transfer into Level 3 noted in the reconciliation table above resulted from an underlying Investment Fund’s potential redemption fee being greater than 0.10% of the Fund I’s total NAV, should Fund I decide to redeem its interest in such underlying Investment Fund. The transfer out of Level 3 noted in the reconciliation table above is due to an underlying Investment Fund no longer being subject to a lock-up period during the first fiscal quarter. Typical reasons for changes in liquidity include an underlying fund instituting or removing a gate. In addition, Fund I may add to or reduce an investment which could impact the liquidity of the investment, and therefore change the classification of the investment based upon Fund I’s leveling criteria.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED) (continued)

The following is a summary of the investment strategies and redemption notice periods of the investments in Investment Funds held in Fund I as of December 31, 2011, by strategy. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. Fund I had unfunded capital commitments, as noted below, as of December 31, 2011.

Portfolio Managers implementing credit strategies strive to profit from mispricings of a variety of credit and credit related instruments. Portfolio Managers may conduct distressed and special situations investing, relative value credit strategies, and long biased/opportunistic credit investing. Credit portfolios may hold a variety of credit instruments including corporate bonds, bank debt, convertible bonds, government securities, asset backed securities, mortgages, and credit default swaps. Credit strategies may include portfolio hedges consisting of equity, index hedges, credit default swaps, and other credit and non-credit instruments. The Investment Funds within this strategy generally have redemption notice periods of 60 to 180 days. Fund I has an unfunded capital commitment of $14.0 million as of December 31, 2011.

Portfolio Managers using event-driven strategies seek to profit from opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcy reorganizations, recapitalizations, and share buybacks. In addition, positions may be taken in related securities of different companies or in different securities of the same issuer for the purpose of arbitraging price differences. The Investment Funds within this strategy generally have redemption notice periods of 30 to 65 days. Fund I has an unfunded capital commitment of $6.3 million as of December 31, 2011.

Portfolio Managers implementing long/short equity strategies attempt to profit from security mispricings in equity markets. Portfolio Managers construct portfolios consisting of long and short positions based on perceived value, which may be determined by a variety of techniques including fundamental, quantitative, and technical analysis. In addition, indices, exchange traded funds (“ETFs”), and derivatives may be used for hedging purposes to limit exposure to various risk factors. The Investment Funds within this strategy generally have redemption notice periods of 30 to 90 days.

Portfolio Managers using a multi-strategy approach seek to diversify risks and reduce volatility associated with reliance on a single strategy that may perform poorly in some market environments. The Investment Funds within this strategy generally have redemption notice periods of 64 to 90 days.

Portfolio Managers using relative value strategies seek to take advantage of pricing discrepancies between instruments including equities, debt, options, and futures. These managers may use mathematical, fundamental or technical analysis to determine market mispricings. Securities may be mispriced relative to the underlying security, related securities, groups of securities or the overall

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED) (continued)

market. The Investment Funds within this strategy generally have redemption notice periods of 45 to 60 days.

Portfolio Managers implementing trading strategies manage macro or trend following funds. Macro hedge funds typically make investments on anticipated price movements of stock markets, interest rates, foreign exchange currencies, and physical commodities. Macro managers employ a “top-down” global approach and may invest in a variety of markets to participate in expected market movements. Trend following funds allocate assets among investments by switching into investments that appear to be beginning an uptrend and switching out of investments that appear to be beginning a downtrend. Typically, technical trend-following indicators are used to determine the direction of a fund and to identify buy and sell signals. The Investment Funds within this strategy generally have redemption notice periods of 7 to 92 days.

Investment Valuation - Investment in time deposit - Fund I values its investments in short-term securities (time deposit) at cost, which approximates fair value.

Tax Basis - The cost of investments in Investment Funds for federal income tax purposes is adjusted for items of taxable income allocated to Fund I from the Investment Funds. The allocated taxable income has not been provided to Fund I for all of the Investment Funds as of December 31, 2011. As such, the tax basis of investments in Investment Funds is listed below adjusted by using the most recent available taxable income adjustment allocated to Fund I as of September 30, 2011.

	Tax Basis	Book Basis
Cost basis	$5,071,732,140	$4,955,585,348
Gross unrealized appreciation	966,289,440	1,051,997,892
Gross unrealized depreciation	(138,709,794)	(108,796,483)
Net unrealized appreciation on investments	827,579,646	943,201,409

Each Member of Fund I as of December 31, 2011 is organized and created as a tax-exempt trust under Section 501(a) of the Internal Revenue Code of 1986, as amended.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMAM Absolute Return Strategies Fund, LLC (formerly, Promark Absolute Return Strategies Fund, LLC)

By (Signature and Title)*	/s/ Walter G. Borst
Walter G. Borst, President and Chief Executive Officer (principal executive officer)

Date February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Walter G. Borst
Walter G. Borst, President and Chief Executive Officer
(principal executive officer)

Date February 27, 2012

By (Signature and Title)*	/s/ Richard T. Mangino
Richard T. Mangino, Treasurer
(principal financial officer)

Date February 27, 2012

*	Print the name and title of each signing officer under his or her signature.